Lessor Accounting (Activity in Allowance for Credit Losses) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Receivables [Abstract]
Balance at beginning of year	¥ 3,791	¥ 3,068
Write-offs	(3,605)	(2,157)
Provision	3,769	2,331
Translation adjustments and other	1,641	549
Balance at end of year	¥ 5,596	¥ 3,791